UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

February 28, 2019

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 153.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$611,868
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	560	657,709
Texas Water Development Board, 4.00%, 10/15/37(1)	8,125	8,674,087

		$9,943,664

Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$630	$189,062

		$189,062

Education — 14.8%
Bucks County Industrial Development Authority, PA, (George School), 5.00%, 9/15/39	$500	$507,765
California State University, 5.00%, 11/1/41(1)	13,000	14,627,860
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(4)	350	348,929
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(4)	655	644,022
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(4)	250	260,115
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	950	1,084,558
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,903,297
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	4,500	5,324,625
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,126,127
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	860,152
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,097,190
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	3,000	3,414,690
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,281
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,134,608
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,405,661
Michigan State University, 5.00%, 2/15/40	1,000	1,027,240
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/40	2,030	2,166,396
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	2,825	3,461,020
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,875	2,263,837
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	978,780
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	10,500	10,609,725
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.75%, 7/1/50	4,000	4,219,920
Northampton County General Purpose Authority, PA, (Moravian College), 5.00%, 10/1/24	45	50,719
Northampton County General Purpose Authority, PA, (Moravian College), 5.00%, 10/1/25	65	74,322
Northampton County General Purpose Authority, PA, (Moravian College), 5.00%, 10/1/26	85	97,217
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	295,605
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	416,880

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	$500	$557,920
Pennsylvania State University, 5.00%, 9/1/42(1)	3,250	3,735,647
State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	798,218
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/38	250	282,053
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	2,525	2,939,857
University of Cincinnati, OH, 5.00%, 6/1/34	500	525,885
University of Michigan, 5.00%, 4/1/48(1)	1,500	1,733,730

		$76,079,851

Electric Utilities — 2.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$2,540	$2,581,935
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,016,980
Lansing Board of Water and Light, MI, 5.50%, 7/1/41	500	539,705
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	9,000	9,291,870
Michigan Public Power Agency, 5.00%, 1/1/43	775	812,332
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	534,755

		$14,777,577

Escrowed/Prerefunded — 6.0%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,128,235
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	335	367,663
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	785	815,395
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	880	915,957
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	480	500,126
Cumberland County Municipal Authority, PA, (Dickinson College), Prerefunded to 11/1/19, 5.00%, 11/1/39	1,200	1,226,184
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	363,845
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	465	478,090
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	1,365	1,403,425
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	278,178
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	304,204
Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	824,722
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,870	1,963,425
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	535,915
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	535,915
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	920	1,002,414
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	615	670,092
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	395,194
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	240	263,462

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	$525	$569,651
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), Prerefunded to 7/1/19, 5.75%, 7/1/36	1,210	1,226,371
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), Prerefunded to 12/1/19, 5.25%, 12/1/39	500	513,200
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	502,690
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	507,717
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	271,685
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	505,490
Monmouth County Improvement Authority, NJ, Prerefunded to 1/15/21, 5.00%, 1/15/28	1,510	1,604,737
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	176,064
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	106,083
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	275,823
New Jersey Educational Facilities Authority, (Kean University), Prerefunded to 9/1/19, 5.50%, 9/1/36	1,650	1,682,043
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	927,234
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	234,571
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,027,320
Newton, MA, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	751,973
Northampton County General Purpose Authority, PA, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	503,450
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	161,733
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	889,695
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	366,632
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	645,131
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	515	519,573
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	423,730
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	65,577
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	526,566
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	409,551
Philadelphia, PA, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	246,658
South Fork Municipal Authority, PA, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	262,320
Symmes Township, Hamilton County, OH, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,062,960

		$30,938,669

Security	Principal Amount (000’s omitted)	Value
General Obligations — 23.5%
Allegheny County, PA, 5.00%, 11/1/43(1)	$2,875	$3,276,321
Boston, MA, 5.00%, 5/1/38(1)	3,000	3,557,790
Chester County, PA, 5.00%, 7/15/27	105	106,272
Chicago Board of Education, IL, 5.00%, 12/1/46	8,400	8,469,888
Chicago, IL, 5.75%, 1/1/33	1,500	1,685,505
Cleveland, OH, 5.00%, 12/1/43(1)	2,775	3,150,069
Comstock Park Public Schools, MI, 5.125%, 5/1/31	275	293,447
Comstock Park Public Schools, MI, 5.25%, 5/1/33	140	149,605
Danvers, MA, 5.25%, 7/1/36	885	946,516
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	1,000	1,290,070
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,775	3,127,730
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,630,900
Illinois, 5.00%, 11/1/23	1,000	1,069,620
Illinois, 5.00%, 5/1/33	5,000	5,157,950
Illinois, 5.00%, 5/1/35	1,415	1,452,101
Illinois, 5.00%, 5/1/39	3,035	3,145,110
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,850	3,202,716
Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,067,870
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,432,065
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	7,511,377
Massachusetts, 5.00%, 9/1/38(1)	14,500	16,892,355
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/28	340	360,155
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/30	340	359,832
New York, 5.00%, 2/15/34(1)	2,500	2,643,825
Ocean County, 4.00%, 9/1/30(1)	1,300	1,468,116
Ocean County, 5.00%, 9/1/28(1)	1,175	1,449,574
Ocean County, 5.00%, 9/1/28	10	12,337
Ocean County, 5.00%, 9/1/29(1)	1,225	1,502,891
Ocean County, 5.00%, 9/1/29	20	24,537
Ohio, 5.00%, 2/1/37(1)	2,775	3,159,338
Pennsylvania, 5.00%, 3/1/32(1)	2,250	2,619,855
Peters Township School District, PA, 5.00%, 9/1/40(1)	2,750	3,141,848
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	7,200	7,598,952
State College Area School District, PA, 5.00%, 5/15/44(1)	3,100	3,554,987
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,850	3,226,656
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,775	3,173,407
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	365	408,435
Wayland, MA, 5.00%, 2/1/33	510	538,866
Wayland, MA, 5.00%, 2/1/36	770	812,396
Will County, IL, 5.00%, 11/15/45(1)	5,625	6,195,488
Winchester, MA, 5.00%, 4/15/36	245	259,898

		$121,126,670

Hospital — 21.8%
Allegheny County Hospital Development Authority, PA, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$507,790
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	1,000	1,011,540
Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	529,350
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)	10,000	10,215,800
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(1)	10,000	10,740,500

Security	Principal Amount (000’s omitted)	Value
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	$1,985	$2,142,311
Dauphin County General Authority, PA, (Pinnacle Health System), 6.00%, 6/1/29	390	393,693
Franklin County, OH, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	817,192
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,800	3,122,840
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	278,060
Lycoming County Authority, PA, (Susquehanna Health System), 5.75%, 7/1/39	750	758,685
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/46(1)	10,000	11,006,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	3,550	3,907,059
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	32,080
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,144,511
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,003,795
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,208,274
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	534,990
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	800	854,040
Missouri Health and Educational Facilities Authority, (BJC Health System), (Liq: BJC Health System), 1.70%, 5/15/38(5)	10,000	10,000,000
Montgomery County, OH, (Catholic Health Initiatives), 5.50%, 5/1/34	325	326,833
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,272
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	650	664,547
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,390
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	3,425	3,870,284
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,089,298
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	885,144
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	11,400	11,867,058
Northampton County General Purpose Authority, PA, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	261,333
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	212,380
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	623,528
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	180,894
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	458,902
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	1,265	1,389,805
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	5,250	5,339,302
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	699,199
Saginaw Hospital Finance Authority, MI, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,036,540
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,574,129
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/43	875	881,388
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.50%, 12/1/43	750	779,783

Security	Principal Amount (000’s omitted)	Value
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	$10,000	$10,057,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	6,200	6,852,054
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,099,790

		$112,509,963

Housing — 1.0%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,025,840
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	175	182,287
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	990	997,118
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	172,967

		$5,378,212

Industrial Development Revenue — 5.6%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$431,608
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	556,227
Delaware County Industrial Development Authority, PA, (Covanta), 5.00%, 7/1/43(4)	750	755,587
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	5,475	5,498,926
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,800	1,840,968
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,115,033
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	1,580	1,549,822
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	1,740	1,740,887
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	53,987
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,815	5,230,727
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	824,115
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,135,198
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,937,178
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	227,260
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,280,192
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	250,777
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,222,940
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	535	536,557
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(4)	300	301,647
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(4)	1,130	1,258,617

		$28,748,253

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 0.7%
Hamilton County, OH, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$778,058
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	1,000	1,310,080
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,749,411

		$3,837,549

Insured-Electric Utilities — 1.9%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$549,512
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	916,580
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	701,161
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,496,210
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	326,731
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,515	1,624,565
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	266,652
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,880	1,996,560
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	629,950

		$9,507,921

Insured-Escrowed/Prerefunded — 0.7%
Brooklyn City School District, OH, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$555	$587,074
Bucks County Water and Sewer Authority, PA, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	500	529,340
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	335	342,859
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,985,260

		$3,444,533

Insured-General Obligations — 1.4%
Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$557,500
Byron Center Public Schools, MI, (AGM), 3.75%, 5/1/26	150	152,822
Byron Center Public Schools, MI, (AGM), 4.00%, 5/1/28	240	243,833
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	2,455	1,721,200
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	368,439
Hartland Consolidated Schools, MI, (AGM), 5.25%, 5/1/29	1,000	1,068,390
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	910	1,006,806
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,294,560
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	550,565

		$6,964,115

Insured-Hospital — 0.3%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$298,960
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,395,732

		$1,694,692

Insured-Lease Revenue/Certificates of Participation — 0.3%
Commonwealth Financing Authority, PA, (AGC), 5.00%, 6/1/31	$500	$503,480
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,213,940

		$1,717,420

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,186,085
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	786,098

		$2,972,183

Insured-Special Tax Revenue — 3.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,471,110
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,281,890
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	9,874,728
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	760	608,631
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,550,976

		$17,787,335

Insured-Student Loan — 0.2%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,060	$1,068,724

		$1,068,724

Insured-Transportation — 6.7%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$7,360,321
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,031,342
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	3,942,785
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/30	600	646,074
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	315	315,835
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	850	928,999
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,624,590
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,687,128
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,135,060
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,203,500
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	154,336
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,133,025
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,007,935
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	6,225	6,756,989
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,696,776
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	625,164
South Jersey Transportation Authority, NJ, (AGC), 5.50%, 11/1/33	315	322,396

		$34,572,255

Insured-Water and Sewer — 7.4%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(1)	$17,985	$20,869,255
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,660,520
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,770,196
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,714,810
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,068,900
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	4,780	4,897,301

		$37,980,982

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 1.4%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$625	$670,238
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,850	3,154,294
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	995	1,003,169
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	404,124
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	1,735	1,775,217

		$7,007,042

Other Revenue — 0.9%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,925	$346,500
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	110	121,793
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(4)	485	518,877
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	1,030	1,093,026
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(4)	890	942,750
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	875	876,768
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	915	915,174

		$4,814,888

Senior Living/Life Care — 5.8%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$620	$620,366
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	278,420
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.50%, 1/1/30	535	549,204
Douglas County Hospital Authority No. 2, NE, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,101,950
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	676,826
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	759,126
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	100	107,719
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	3,109	839,338
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	127,971
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	775	810,092
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	545	558,859
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(4)	135	135,049
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(4)	475	475,052
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,753,079
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,572,692
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	701,323
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	225,840
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	826,839
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,101,067
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,484,669

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	$1,750	$1,833,492
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,611,925
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	352,390
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,037,481
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	308,539

		$29,849,308

Special Tax Revenue — 17.6%
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$629,778
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,489,652
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,644,370
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,618,036
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	4,100	4,630,622
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,387,540
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	145	140,093
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	6,500	6,800,105
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(1)	12,400	13,926,068
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	896,562
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,820	2,992,076
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	2,180	2,320,763
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(1)	10,000	11,367,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	14,100	16,101,777
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	5,600	5,803,840
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,250	3,774,777
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	5	4,432
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	9	6,576
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	9	5,693
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	11	6,541
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	13	6,484
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	122	23,694
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	99	14,360
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	9	9,377
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	5	4,597
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	35	32,035
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	88	83,634
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	243	234,102
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	175	154,389
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	353,135
Texas Transportation Commission, 5.00%, 4/1/33(1)	10,000	11,406,200

		$90,868,308

Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$772,634

		$772,634

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.5%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$465,863
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,125,750
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,320,096
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37	5	5,746
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,825	2,097,290
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	15	16,930
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	6,525	7,364,702
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	1,500	1,535,850
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	419,372
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	792,390
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,156,881
New Jersey Turnpike Authority, 4.00%, 1/1/48	3,000	3,075,810
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	8,473,758
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,117,456
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,130,239
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	583,611
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	6,250	7,106,687
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	7,200	7,502,760
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	8,782,795
South Jersey Transportation Authority, NJ, 5.00%, 11/1/39	400	427,784
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,004,754
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,790,654
Texas Transportation Commission, 0.00%, 8/1/37	725	318,688
Texas Transportation Commission, 0.00%, 8/1/39	750	294,008
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	680,928

		$64,590,802

Utilities — 0.1%
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/40	$365	$380,421

		$380,421

Water and Sewer — 13.8%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(1)	$10,000	$11,158,800
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	6,250	7,160,875
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	14,100	16,075,833
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(1)	9,550	10,016,040
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,006,159
Detroit, MI, Water Supply System, 5.25%, 7/1/41	5,480	5,832,638
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	2,824,900
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	3,000	3,404,130

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$4,130	$4,538,127
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,323,575
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	269,055
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	702,887
Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	5,707,790

		$71,020,809

Total Tax-Exempt Municipal Securities — 153.5% (identified cost $758,613,385)		$790,543,842

Taxable Municipal Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$133	$39,987

		$39,987

Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,023,047

		$3,023,047

General Obligations — 1.9%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$9,034,403
Chicago, IL, 7.75%, 1/1/42	591	630,851

		$9,665,254

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,314,040

		$6,314,040

Insured-Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$685,509
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	504,830

		$1,190,339

Special Tax Revenue — 0.0%(2)
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	$48	$41,795
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	1	1,219
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	19	16,641

		$59,655

Student Loan — 0.1%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$675	$709,351

		$709,351

Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	$750	$817,680

		$817,680

Total Taxable Municipal Securities — 4.2% (identified cost $18,436,498)		$21,819,353

Trust Units — 1.7%

Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.7%
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (taxable), 0.00%, 8/1/43(8)	$2,178	$1,825,820
COFINA Series 2007A Senior Bonds Due 2043 National Custodial Trust (non-taxable), 0.00%, 8/1/43(8)	6,615	5,837,339
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (taxable), 0.00%, 8/1/45(8)	216	195,642
COFINA Series 2007A Senior Bonds Due 2045 National Custodial Trust (non-taxable), 0.00%, 8/1/45(8)	656	625,488

Total Trust Units — 1.7% (identified cost $8,074,606)		$8,484,289

Corporate Bonds & Notes — 0.8%
Security	Principal Amount (000’s omitted)	Value
Hospital — 0.1%
Boston Medical Center Corp., MA, 4.581%, 7/1/47	$835	$799,304

		$799,304

Other — 0.7%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(4)	$3,470	$3,560,428

		$3,560,428

Total Corporate Bonds & Notes — 0.8% (identified cost $4,305,000)		$4,359,732

Total Investments — 160.2% (identified cost $789,429,489)		$825,207,216

Other Assets, Less Liabilities — (60.2)%		$(310,114,590)

Net Assets Applicable to Common Shares — 100.0%		$515,092,626

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At February 28, 2019, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	13.9%
Massachusetts	11.3%
Others, representing less than 10% individually	74.8%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2019, 15.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2019, the aggregate value of these securities is $26,837,407 or 5.2% of the Trust’s net assets applicable to common shares.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets weekly, represents the rate in effect at February 28, 2019.

(6)	Issuer is in default with respect to interest and/or principal payments.

(7)	Security is in default and making only partial interest payments.

(8)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at February 28, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$790,543,842	$—	$790,543,842
Taxable Municipal Securities	—	21,819,353	—	21,819,353
Trust Units	—	8,484,289	—	8,484,289
Corporate Bonds & Notes	—	4,359,732	—	4,359,732
Total Investments	$—	$825,207,216	$—	$825,207,216

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganizations

As of the close of business on December 14, 2018, the Trust acquired the net assets of Eaton Vance Michigan Municipal Income Trust (Michigan Trust), pursuant to an Agreement and Plan of Reorganization approved by the shareholders of Michigan Trust. The investment portfolio of Michigan Trust, with a fair value of $44,892,357 and identified cost of $44,148,855, was the principal asset acquired by the Trust. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the identified cost of the investments received from Michigan Trust was carried forward to align ongoing reporting of the Trust’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Trust immediately before the acquisition were $302,980,628. The net assets of Michigan Trust at that date of $28,350,296 were combined with those of the Trust, resulting in combined net assets of $331,330,924.

As of the close of business on January 18, 2019, the Trust acquired the net assets of Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust) pursuant to Agreements and Plans of Reorganization approved by the respective shareholders of Massachusetts Trust, Ohio Trust and Pennsylvania Trust. The investment portfolios of Massachusetts Trust, Ohio Trust and Pennsylvania Trust, with a fair value of $59,742,971, $61,325,033 and $54,653,170, respectively, and identified cost of $57,396,209, $58,872,323 and $53,514,276, respectively, were the principal assets acquired by the Trust. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the identified cost of the investments received from Massachusetts Trust, Ohio Trust and Pennsylvania Trust were carried forward to align ongoing reporting of the Trust’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Trust immediately before the acquisition were $334,032,029. The net assets of Massachusetts Trust, Ohio Trust and Pennsylvania Trust at that date of $39,458,987, $40,950,334 and $34,007,281, respectively, were combined with those of the Trust, resulting in combined net assets of $448,448,631.

As of the close of business on February 22, 2019, the Trust acquired the net assets of Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), pursuant to an Agreement and Plan of Reorganization approved by the shareholders of New Jersey Trust. The investment portfolio of New Jersey Trust, with a fair value of $93,352,282 and identified cost of $89,654,861, was the principal asset acquired by the Trust. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the identified cost of the investments received from New Jersey Trust was carried forward to align ongoing reporting of the Trust’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Trust immediately before the acquisition were $452,778,473. The net assets of New Jersey Trust at that date of $61,609,962 were combined with those of the Trust, resulting in combined net assets of $514,388,435.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019